Schedule of Revenue from PCCU (Details) - PCCU Net Worth [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deposit, activity, onboarding income	$ 808,848	$ 1,206,922	$ 1,565,275	$ 2,424,598	$ 4,565,545	$ 5,150,397
Investment income	260,387	435,238	552,823	1,166,663	1,903,422	5,803,114
Loan interest income	506,233	1,836,092	1,046,455	3,472,848	$ 6,254,175	$ 2,883,192
Total	$ 1,575,468	$ 3,478,252	$ 3,164,553	$ 7,064,109